RELATED PARTY TRANSACTIONS - Schedule of provides the notes payable balances (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions (Details) - Schedule of provides the notes payable balances [Line Items]
Balance	$ 1,127,818	$ 796,455	$ 318,582	$ 318,582
Proceeds	174,607	331,363	477,873		$ 318,582
Balance,	1,302,425	1,127,818	796,455	1,302,425	318,582
2nd Extension Note [Member]
Related Party Transactions (Details) - Schedule of provides the notes payable balances [Line Items]
Balance	955,746	796,455	318,582	318,582
Proceeds		159,291	477,873		318,582
Balance,	955,746	955,746	$ 796,455	955,746	$ 318,582
3rd Extension Note
Related Party Transactions (Details) - Schedule of provides the notes payable balances [Line Items]
Balance	54,536
Proceeds	81,804	54,536
Balance,	136,340	54,536		136,340
Working Capital [Member]
Related Party Transactions (Details) - Schedule of provides the notes payable balances [Line Items]
Balance	117,536
Proceeds	92,803	117,536
Balance,	$ 210,339	$ 117,536		$ 210,339